Equity Capital Structure and Equity Incentive Plan	6 Months Ended
Jun. 30, 2020
Retirement Benefits [Abstract]
Equity Capital Structure and Equity Incentive Plan
8.	Equity Capital Structure and Equity Incentive Plan:

The Company’s authorized common and preferred stock consists of 450,000,000 common shares and 50,000,000 preferred shares with a par value of USD 0.001 per share.

As of December 31, 2019 and June 30, 2020, the Company had a total of 21,370,280 and 21,491,475 common shares, respectively, and no preferred shares outstanding.

On February 2, 2018, the Company filed with the SEC a registration statement on Form F-3 (the “Shelf Registration Statement”), under which it may sell from time to time common stock, preferred stock, debt securities, warrants, purchase contracts and units, each as described therein, in any combination, in one or more offerings up to an aggregate dollar amount of $100,000. In addition, the selling stockholders referred to in the registration statement may sell in one of more offerings up to 5,233,222 shares of the Company’s common stock from time to time as described therein. The registration statement was declared effective by the SEC on February 12, 2018. On March 30, 2018, the Company filed a prospectus supplement to the Shelf Registration Statement related to an At-The-Market Program (“ATM Program”) under which it may, from time to time, issue and sell shares of its common stock up to an aggregate offering of $2,300 through a sales agent as either agent or principal. On November 19, 2018, the prospectus supplement was amended to increase the offering to $3,675.

As of August 10, 2020, no shares have been sold under the ATM Program in 2020.

As of December 31, 2018, following the issuance and sale of 182,297 shares of common stock under the ATM Program, the Company’s outstanding common shares increased from 20,877,893 to 21,060,190. During the year ended December 31, 2019, the Company offered and sold an additional 214,828 common shares under this program to raise $354 at an average (gross) price of $1.65/share. Furthermore, during the same period, the Company issued 95,262 of common shares to settle the interest charged on the Amended & Restated Promissory Note, discussed in Note 3. At December 31, 2019, the Company had a total of 21,370,280 common shares issued and outstanding. During the six months ended June 30, 2020, the Company issued 121,195 of common shares to settle the interest charged on the Amended & Restated Promissory Note, discussed in Note 3. At June 30, 2020, the Company had a total of 21,491,475 common shares issued and outstanding.